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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael F. Goss
Title:  Managing Director and Chief Operating Officer
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss              Boston, MA                    11/15/10
-------------------------   ------------------------   -------------------------
       [Signature]                 [City, State]                   [Date]

*Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC,
(vi) general partner of Bain Capital Integral Investors II, L.P., (vii) the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) the general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., (ix) the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata investment Company, S.C.A.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              18
Form 13F Information Table Entry Total:          8
Form 13F Information Table Value Total:  4,440,723
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number      Name
    ---     --------------------      -----------------------------------------
     1      28-11209                  Bain Capital VI Coinvestment Fund, L.P.

     2      28-11662                  Bain Capital VII Coinvestment Fund, LLC

     3      28-11661                  Bain Capital VII Coinvestment Fund, L.P.

     4      28-11264                  Bain Capital Fund VI, L.P.

     5      28-11659                  Bain Capital Integral Investors, LLC

     6      28-11188                  Bain Capital Partners VI, L.P.

     7      28-11660                  Bain Capital Partners VII, L.P.

     8      28-12292                  Bain Capital Integral Investors II, L.P.

     9      28-13947                  Bain Capital Partners VIII, L.P.

     10     28-13946                  Bain Capital Fund VIII, L.P.

     11     28-13945                  Bain Capital VIII Coinvestment Fund, L.P.

     12     28-13943                  Bain Capital Partners VIII-E, L.P.

     13     28-13940                  Bain Capital Fund VIII-E, L.P.

     14     28-13942                  Bain Capital Partners IX, L.P.

     15     28-13938                  Bain Capital Fund IX, L.P.

     16     28-13941                  Bain Capital IX Coinvestment Fund, L.P.

     17     28-13949                  Sensata Investment Company, S.C.A.

     18     28-13951                  Sensata Management Company, S.A.

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                          BAIN CAPITAL INVESTORS, LLC.
                    FORM 13F INFORMATION TABLE AS OF 09/30/10

        Column 1                  Column 2    Column 3    Column 4         Column 5    Column 6   Column 7       Column 8

                                                                                                             VOTING AUTHORITY
                                                         SHARES OR          VALUE     INVESTMENT    OTHER   ------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP     PRN AMOUNT        (X$1000)   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC               COM       121208201   13,581,276  SH     324,321     Sole                 X
DOMINOS PIZZA INC                   COM       25754A201    8,192,659  SH     108,307     Sole                 X
NANOSPHERE INC                      COM       63009F105      254,815  SH       1,282     Sole                 X
NXP SEMICONDUCTORS N V              COM       N6596X109   38,494,427  SH     476,946     Sole                 X
SENSATA TECHNOLOGIES HLDG BV        SHS       N7902X106  134,712,892  SH   2,661,927     Sole                 X
VONAGE HLDGS CORP                   COM       92886T201      247,371  SH         631     Sole                 X
WARNER CHILCOTT PLC IRELAND        SHS A      G94368100   33,819,265  SH     758,904     Sole                 X
WARNER MUSIC GROUP CORP             COM       934550104   24,090,064  SH     108,405     Sole                 X